FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2019
FINANCIAL INFORMATION OF PARENT COMPANY
FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

FOR THE YEARS ENDED DECEMBER 31, 2017, 2018 AND 2019

	2017	2018	2019	2019
	RMB	RMB	RMB	US$
				(Note 3)
REVENUE	—	—	—	—
Cost of revenues	—	—	—	—

Gross loss	—	—	—	—

Operating expenses:
Product development	(43,710)	—	—	—
Sales and marketing	(231,884)	—	—	—
General and administrative	(62,979,090)	(21,435,150)	(68,165,230)	(9,791,323)
Total operating expenses	(63,254,684)	(21,435,150)	(68,165,230)	(9,791,323)

Loss from operations	(63,254,684)	(21,435,150)	(68,165,230)	(9,791,323)
Interest expenses	(76,989,899)	(98,308,205)	(33,154,189)	(4,762,301)
Fair value change on warrants liability	12,615,466	2,251,427	1,292,243	185,619
Foreign exchange gain (loss)	35,473,519	1,963,364	(1,648,652)	(236,814)
Other expenses, net	(21,649,514)	(18,180,060)	(1,636,394)	(235,053)
Loss before income tax expense and share of loss in equity method investments	(113,805,112)	(133,708,624)	(103,312,222)	(14,839,872)
Income tax benefit	—	—	—	—
Recovery of equity investment in excess of cost	60,548,651	—	—	—
Equity in loss of subsidiaries and VIEs	(64,909,389)	(83,384,302)	(74,482,946)	(10,698,805)
Net loss	(118,165,850)	(217,092,926)	(177,795,168)	(25,538,677)
Other comprehensive (loss) income, net of tax:
Currency translation adjustments	(19,027,771)	7,241,192	5,426,604	779,483
Total comprehensive loss	(137,193,621)	(209,851,734)	(172,368,564)	(24,759,194)

CONDENSED BALANCE SHEETS

AS OF DECEMBER 31, 2018 AND 2019

	December 31,	December 31,	December 31,
	2018	2019	2019
	RMB	RMB	US$
			(Note 3)
ASSETS
Current assets:
Cash and cash equivalents	18	143,896	20,669
Prepayments and other current assets, net	61,979	63,873	9,175
Amounts due from intercompany	1,305,838,856	1,303,065,115	187,173,592
Total current assets	1,305,900,853	1,303,272,884	187,203,436
Investments in subsidiaries and VIEs	(1,635,525,945)	(1,681,526,537)	(241,536,174)

Total assets	(329,625,092)	(378,253,653)	(54,332,738)

LIABILITIES
Current liabilities:
Short-term borrowings	—	34,881,000	5,010,342
Accrued expenses and other current liabilities	5,248,838	11,578,754	1,663,184
Warrants	1,490,844	198,600	28,527
Convertible notes	375,257,140	414,127,908	59,485,752
Total current liabilities	381,996,822	460,786,262	66,187,805
Total liabilities	381,996,822	460,786,262	66,187,805

SHAREHODERS’ EQUITY (DEFICIT)
Ordinary shares	6,502,658	—	—
Class A ordinary shares	—	7,321,099	1,051,610
Class B ordinary shares	—	648,709	93,181
Additional paid-in capital	2,496,069,065	2,539,552,478	364,783,889
Statutory reserves	28,071,982	28,071,982	4,032,288
Accumulated other comprehensive loss	(9,204,556)	(3,777,952)	(542,669)
Accumulated deficit	(3,233,061,063)	(3,410,856,231)	(489,938,842)
Total shareholders’ deficit	(711,621,914)	(839,039,915)	(120,520,543)
Total liabilities and shareholders’ equity	(329,625,092)	(378,253,653)	(54,332,738)

CONDENSED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2017 2018 AND 2019

	2017	2018	2019	2019
	RMB	RMB	RMB	US$
				(Note 3)
Cash flows from operating activities:
Net loss	(118,165,850)	(217,092,926)	(177,795,168)	(25,538,678)
Adjustments for:
Share-based compensation expenses	37,727,861	3,645,751	21,705,240	3,117,763
Fair value change on warrants liability	(12,615,466)	(2,251,427)	(1,292,244)	(185,619)
Amortization of discount and interest on convertible notes	76,990,826	98,308,205	33,154,191	4,762,302
Foreign exchange (gain) loss	(35,473,519)	(1,963,364)	1,648,652	236,813
Recovery of equity investment in excess of cost	(60,548,651)	—	—	—
Equity in loss of subsidiaries and VIEs	64,909,389	83,384,302	74,482,946	10,698,806
Consulting fee paid by issuance of shares	13,454,692	4,172,800	35,091,686	5,040,605
Change in prepayments and other current assets	915,269	(2,971)	(1,894)	(272)
Change in amounts due from intercompany	(130,954,737)	30,882,203	(28,060,447)	(4,030,631)
Change in accrued expenses and other current liabilities	(2,092,500)	898,712	6,329,916	909,236
Net cash used in operating activities	(165,852,686)	(18,715)	(34,737,122)	(4,989,675)

Cash flows from investing activity:
Settlement payment from investee	165,812,500	—	—	—

Cash flows from financing activities:
Proceeds from other loans	—	—	34,881,000	5,010,341
Net cash provided by (used in) financing activities	—	—	34,881,000	5,010,341
Net change in cash and cash equivalents	(40,186)	(18,715)	143,878	20,666
Cash and cash equivalents, beginning of year	58,919	18,733	18	3
Cash and cash equivalents, end of year	18,733	18	143,896	20,669

Supplement disclosure of cash flow information:
Interest paid	—	—	—	—
Income taxes paid	—	—	—	—